Note 9 - Common Stock, Additional Paid-in Capital and Dividends	6 Months Ended
Jun. 30, 2021
Notes to Financial Statements
Stockholders' Equity Note Disclosure [Text Block]
9.	Common Stock, Additional Paid-In Capital and Dividends:

A discussion of the Company's common stock, additional paid-in capital and dividends can be found in the Company's annual financial statements for the fiscal year ended December 31, 2020 which have been filed with the Securities and Exchange Commission on Form 20-F on April 23, 2021.

Dividends: No dividends were paid to common stock holders in the six months ended June 30, 2020 and 2021.